Deferred Financing Costs	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Deferred Financing Costs
7.	Deferred Financing Costs

Costs amounting to $4,800 incurred up to December 31, 2013 in connection with the Company’s refinancing were recorded within prepaid expenses as at that date. On March 19, 2014, the Company completed this refinancing by the issue of 10.0% First Priority Secured Notes due 2019 disclosed in note 9(b) and by agreeing the Revolving Credit Facility disclosed in note 9(c). On completion of the refinancing, these deferred financing costs were reclassified from prepaid expenses to deferred financing costs, together with additional costs incurred during the first quarter.

	December 31, 2014	December 31, 2013
Opening balance	$3,273	$4,659
Reclassification from prepaid expenses	4,800	—
Expenditure in the period	10,979	—
Amortization included within interest expense	(5,732)	(1,386)

Closing balance	$13,320	$3,273

The deferred finance costs are being amortised on an effective interest rate basis over the life of the financings for which they were incurred.

The remaining unamortized balance of deferred financing costs relating to the credit facility which was fully repaid and terminated on March 19, 2014 amounting to $2,986 was written off and recorded within interest expense within the Consolidated Statements of Income.